Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Schedule of estimated useful lives in years of satellites, property and other equipment
Years
Satellites	12 to 15
Right-of-use assets	2 to 27
Property and other equipment	3 to 30

Schedule of estimated useful lives in years of finite life intangible assets
Years
Revenue backlog	17
Customer relationships	20 to 21
Customer contracts	15
Concession rights	5 to 15
Transponder rights	16
Patents	18